Intangible Assets, Net - Schedule of estimated future amortization of intangible assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 62,929
2023	55,558
2024	27,112
2025	8,859
2026	8,859
Thereafter	27,902
Total	$ 191,219	$ 114,542